Document And Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 27, 2012	Nov. 25, 2011
Document And Entity Information Abstract
Entity Registrant Name	Darden Restaurants Inc
Entity Central Index Key	0000940944
Current Fiscal Year End Date	--05-27
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	May 27, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	129,027,000
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float		$ 5,784,642